United States
Securities and Exchange Commission
Washington D.C. 20549

Form 13F

Form 13F Cover Page

Report for Quarter Ended: March 31, 2008

Institutional Investment Manager Filing this report:
  White Pine Investment Company
							17199 Laurel Park Drive, N.
							Suite # 209
							Livonia, Michigan  48152

Person Signing this Report on Behalf of Reporting Manager:
Name:		David J.Sculati
Title:		Vice President
Phone:		734-464-2532
Signature,			Place,			Date of Signing:
David J. Sculati		Livonia, Michigan	April 16, 2008

Report Type:		{X}   13F Holding Report
			{ }   13F Notice
			{ }   13F Combination Report




United States
Securities and Exchange Commission
Washington D.C. 20549

Form 13F

Form 13F Summary Page

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total		52

Form 13F Information Table Value Total:		$110,048,572.48


                                     	Class	         Current         SH/	PUT/	INVSTMT	OTHER	  VOTING AUTHORITY
Description                          	Title	Symbol   X 1000	Shares	PRN	CALL	DSCRETN	MANAGERS SOLE	SHARED	NONE

Berkshire Hathaway Cl B              	COM	BRKB      22168	4956	0	0	SOLE	0	4956	0	0
Marathon Oil Corporation             	COM	MRO        7021	153960	0	0	SOLE	0	153960	0	0
Pfizer Incorporated                  	COM	PFE        4138	197707	0	0	SOLE	0	197707	0	0
U S G Corporation New                	COM	USG        3941	107042	0	0	SOLE	0	107042	0	0
Intl Business Machines Corp.         	COM	IBM        3882	33716	0	0	SOLE	0	33716	0	0
Partnerre Ltd                        	COM	PRE        3852	50487	0	0	SOLE	0	50487	0	0
General Electric Company             	COM	GE         3829	103452	0	0	SOLE	0	103452	0	0
Southwest Airlines Co                	COM	LUV        3787	305364	0	0	SOLE	0	305364	0	0
Verizon Communications               	COM	VZ         3221	88366	0	0	SOLE	0	88366	0	0
Home Depot Inc                       	COM	HD         3042	108746	0	0	SOLE	0	108746	0	0
General Motors Corp                  	COM	GM         3018	158441	0	0	SOLE	0	158441	0	0
Microsoft Corp                       	COM	MSFT       2859	100728	0	0	SOLE	0	100728	0	0
Unumprovident Corp                   	COM	UNM        2831	128632	0	0	SOLE	0	128632	0	0
A T & T Inc. New                     	COM	T          2729	71260	0	0	SOLE	0	71260	0	0
Electronic Data Sys Corp             	COM	EDS        2656	159541	0	0	SOLE	0	159541	0	0
Ford Motor Company                   	COM	F          2340	409027	0	0	SOLE	0	409027	0	0
Bp P.L.C.                            	COM	BP         2132	35146	0	0	SOLE	0	35146	0	0
Citigroup                            	COM	C          2127	99321	0	0	SOLE	0	99321	0	0
Auto Data Processing                 	COM	ADP        2095	49423	0	0	SOLE	0	49423	0	0
Hewlett-Packard Company              	COM	HPQ        1994	43662	0	0	SOLE	0	43662	0	0
J P Morgan Chase & Co.               	COM	JPM        1990	46339	0	0	SOLE	0	46339	0	0
Merck & Co Inc                       	COM	MRK        1827	48147	0	0	SOLE	0	48147	0	0
Chicos Fas Inc                       	COM	CHS        1761	247720	0	0	SOLE	0	247720	0	0
Transocean, Inc.                     	COM	RIG        1744	12896	0	0	SOLE	0	12896	0	0
Unisys Corp                          	COM	UIS        1668	376437	0	0	SOLE	0	376437	0	0
Sprint Nextel Corporation            	COM	S          1650	246697	0	0	SOLE	0	246697	0	0
Morgan Stanley                       	COM	MS         1465	32059	0	0	SOLE	0	32059	0	0
Dell, Inc.                           	COM	DELL       1453	72940	0	0	SOLE	0	72940	0	0
Lowes Companies Incorporated         	COM	LOW        1404	61220	0	0	SOLE	0	61220	0	0
Intel Corp                           	COM	INTC       1234	58258	0	0	SOLE	0	58258	0	0
Washington Mutual Inc                	COM	WM         1137	110414	0	0	SOLE	0	110414	0	0
Apache Corp                          	COM	APA        1080	8938	0	0	SOLE	0	8938	0	0
Johnson & Johnson                    	COM	JNJ        887	13677	0	0	SOLE	0	13677	0	0
Exxon Mobil Corporation              	COM	XOM        845	9996	0	0	SOLE	0	9996	0	0
Comerica Incorporated                	COM	CMA        821	23395	0	0	SOLE	0	23395	0	0
Sears Holdings Corp                  	COM	SHLD       817	8000	0	0	SOLE	0	8000	0	0
Quantum Cp Dlt & Storag              	COM	QTM        745	348100	0	0	SOLE	0	348100	0	0
Anadarko Petroleum Corp              	COM	APC        592	9400	0	0	SOLE	0	9400	0	0
Omnicom Group Inc                    	COM	OMC        494	11188	0	0	SOLE	0	11188	0	0
Wyeth                                	COM	WYE        493	11798	0	0	SOLE	0	11798	0	0
Liz Claiborne, Inc.                  	COM	LIZ        471	25950	0	0	SOLE	0	25950	0	0
Johnson Controls Inc                 	COM	JCI        322	9535	0	0	SOLE	0	9535	0	0
Potash Corp Sask Inc                 	COM	POT        310	2000	0	0	SOLE	0	2000	0	0
Philip Morris Intl Inc               	COM	PM         304	6016	0	0	SOLE	0	6016	0	0
Stryker Corp                         	COM	SYK        263	4045	0	0	SOLE	0	4045	0	0
Handleman Company                    	COM	HDLM       231	960788	0	0	SOLE	0	960788	0	0
D T E Energy Company                 	COM	DTE        218	5607	0	0	SOLE	0	5607	0	0
Wm Morrisn Supermkt Ordf             	COM	MRWSF      64	11780	0	0	SOLE	0	11780	0	0
N E C Corp Adr                       	COM	NIPNY      48	12490	0	0	SOLE	0	12490	0	0
Itv Plc Ord                          	COM	ITVPF      36	28260	0	0	SOLE	0	28260	0	0
Hyperdynamics Corp                   	COM	HDY        12	10000	0	0	SOLE	0	10000	0	0
Delphi Corporation                   	COM	DPHIQ      0	10000	0	0	SOLE	0	10000	0	0